INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 118,600	$ 112,000
Deferred Tax Assets, Valuation Allowance	$ 50,263	$ 47,168
Operating Loss Carryforwards, Limitations on Use	beginning in 2027 through 2036